Authorisation of Financial Statements	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Authorisation of Financial Statements
31.	Authorisation of financial statements
These financial statements were authorised for issue in accordance with a resolution of the Board of Directors of PropertyGuru Pte. Ltd. on 14 April 2022.